Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
BORROWINGS

NOTE 11:- BORROWINGS

a.	Composition:

	December 31
	2018	2017
	NIS in thousands
At amortized cost:

Notes issued by the Company (see b below)	136,028	538,668
Convertible Notes issued by Elbit Medical (see c below)	144,564	-
Notes issued by PC (See Note 19 b)	-	485,504

	280,592	1,024,172
Less - current maturities (see Note 9)	(136,028)	(780,861)

	144,564	243,311

b.	1. Issuance of notes by the Company:

On February 20, 2014 two series of notes were issued by the Company:

The first series of notes (“Series H”) was in the aggregate principal amount of NIS 448 million, and was fully repaid on May 31, 2018.

The second series of notes (“Series I”) was in the aggregate principal amount of NIS 218 million and bear 6 % per annum and are linked to the Israeli consumer price index, repayable in a single payment at November 30, 2019. Interest on the series I notes will be accrued to the principal and will be payable on the final maturity date.

The following table present the terms of the Company’s Note as for December 31, 2018:

	Effective interest rate	interest rate	Principal final maturity	Adjusted par value	Carrying amounts as of December 31, 2018
	%			NIS in thousands

Series I notes	12.8	CPI+6	November 30, 2019	107,529	98,967
Accumulated interest on Series I notes				37,061	37,061

				144,590	136,028

The Company’s notes as for December 31, 2017:

	Effective interest rate	interest rate	Principal final maturity	Adjusted par value	Carrying amounts as of December 31, 2017
	%			NIS in thousands

Series H notes	9.47	CPI+6	2018	296,160	295,363
Series I notes	12.8	CPI+6	2019	217,279	184,955
Accumulated interest on Series I notes				58,350	58,350

				571,789	538,668

For collaterals see Note 13c1.

2.	Buyback and early repayment plan of Company’s series I note:

During 2018, the Company purchased NIS 109.75 million par value for a total consideration of NIS 136.5 million. As a result, the Company recorded NIS 5 million loss in the statement of profit and loss.

During 2019 and as for the date of approving the financial statement the company purchased NIS 5.9 million par value for a total consideration of NIS 7.7 million.

As for the approval of the financial statement the remaining amount of Series I is NIS 139 million (NIS 101,613 thousand par value).

The Company has open repurchase plan in the amount of 56 million NIS.

c.	Issuance of convertible notes by Elbit Medical

On February 19, 2018 Elbit Medical has completed a public offering of notes convertible into ordinary shares of Elbit Medical and secured by a pledge on a portion of Elbit Medical’s holdings in Insightec Ltd. and Gamida Cell Ltd. (the “Notes”). The main terms of the Notes are:

1.	Total amount raised: NIS 180 million (approx. US$ 49 million, net of issuance expenses in the amount of US$1.6 million).

2.	Maturity Date: March 1, 2022.

3.	Interest: Annual interest of 5% in the first two years and 10% in the remaining period, payable twice a year - in March and September.

4.	Conversion: Each NIS 1.47 par value in Notes convertible into one Elbit Medical ordinary share.

5.	Covenants: until the full repayment of all principal and interest payments of the Debentures (including arrears interest to the extent applicable), the ratio between: a) the net debt as at the date of the test and b) cash or cash equivalents or bank guarantees or government bonds in the trust account And / or by the Trustee together with the value of Insightec shares held by Elbit Medical together with the value of the Gamida shares held by Elbit Medical, as they are correct at the date of the examination shall not exceed 65%. As of December 31, 2008, the Elbit Medical is with compliance with this covenants

6.	For collateral see Note 13c2.

7.	Use of Proceeds:

(a)	payment of all expenses in connection with the issuance of the Notes (approximately NIS 6);

(b)	NIS 18 million were deposited with the trustee for interest payments due on the Notes for the first two years. As at December 31, 2018, the balance of the deposit with the trustee is NIS 13.7 million, of which NIS 9.1 million is classified as short-term and the balance is long-term.

(c)	NIS 4 million for ongoing operational expenses; and

(d)	The remaining proceeds was used to repay Elbit Medical’s intercompany debt to the Company (approximately NIS 153 million).

In April, 2018 the balance of Elbit Medical’s debt to the Company, in the total amount of approximately NIS 2 million was converted to approximately NIS 2 million par value Notes.

8.	On the issuance date, the conversion components of notes is measured at fair value and presented as other financial liability in the total amount of NIS 11 million. The effective interest rate of debt component is 16.7%.